Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cost Of Sales [Abstract]
Schedule of Cost of Sales

	Year ended December 31,
	2023	2022
Production costs	$245,021	$182,868
Royalties	16,745	12,955
Total	$261,766	$195,823